Offerings	Sep. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	37,611,971
Proposed Maximum Offering Price per Unit	4.45
Maximum Aggregate Offering Price	$ 167,373,270.95
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,624.85
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Kindly MD, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) and the Kindly MD, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

Represents shares of Common Stock reserved for issuance under the Registrant’s 2025 Plan. The number of shares of Common Stock reserved and available for issuance under the 2025 Plan automatically increases on the first day of each year beginning in 2026 and ending in (and including) 2035 by the lesser of (A) five percent (5%) of the shares of Common Stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of Common Stock as determined by the Board or the Committee (as each is defined in the 2025 Plan).

Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $4.45 per share, which is the average of the high and low prices of the Registrant’s Common Stock, as reported on The Nasdaq Stock Market LLC, on September 8, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	279,989
Proposed Maximum Offering Price per Unit	3.71
Maximum Aggregate Offering Price	$ 1,038,759.19
Fee Rate	0.01531%
Amount of Registration Fee	$ 159.03
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the 2022 Plan and the 2025 Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the Registrant’s 2022 Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $3.71 per share, which is the weighted-average exercise price for options outstanding under the 2022 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	64,656
Proposed Maximum Offering Price per Unit	4.45
Maximum Aggregate Offering Price	$ 287,719.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 44.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the 2022 Plan and the 2025 Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

Represents shares of Common Stock reserved for issuance under the Registrant’s 2022 Plan.

Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $4.45 per share, which is the average of the high and low prices of the Registrant’s Common Stock, as reported on The Nasdaq Stock Market LLC, on September 8, 2025.